PATENTS AND TRADEMARKS (Details - Schedule of patents and trademarks) (Details - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks		$ 309,205	$ 301,770
Less: Accumulated amortization		(242,723)	(237,355)
Patents and trademarks, Net	$ 78,872	$ 66,482	$ 64,415